Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS - Revenue Earned and Contracts Originated (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) insurance_contract	Jun. 30, 2023 USD ($) insurance_contract	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue				$ 494,972
Cost	$ 685	$ 0		99,456
Face value				$ 46,650,000
Total policies | insurance_contract				7
Average Age				70 years
Related Party | Origination fee revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue				$ 259,517
Related Party | Commissions and transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue				$ 235,455
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Revenue		6,299,986	$ 13,184,676		$ 25,203,463
Abacus Settlements, LLC | Related Party
Related Party Transaction [Line Items]
Revenue		4,736,336	9,931,938		18,153,456
Abacus Settlements, LLC | Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue		1,513,933	3,093,797		15,243,806
Cost		6,366,133	11,656,637		87,143,005
Face value		$ 39,985,400	$ 96,674,080		$ 481,648,010
Total policies | insurance_contract		34	72		333
Average Age		75 years	75 years		75 years
Abacus Settlements, LLC | Related Party | Origination fee revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue		$ 1,448,305	$ 2,952,837		$ 6,586,922
Abacus Settlements, LLC | Related Party | Commissions and transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue		$ 65,628	$ 140,960		$ 8,656,885